LICENSE AGREEMENTS (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 19, 2013	Nov. 08, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 09, 2013
Finite-Lived Intangible Assets, Accumulated Amortization			$ 504,912		$ 504,912		$ 117,900
Amortization of Intangible Assets					(387,011)	$ (71,309)	(114,006)	$ 18,608
Revenue			$ 179,744	$ 443,087	560,069	722,959	1,030,113	6,641
Shares issued for services, value					$ 831,807	$ 1,209,117	1,509,005	$ 2,254,898
CRI [Member]
Maximum Milestone Payments							7,000,000
Stock Issued, Value	$ 250,000
Stock Issued, Shares	631,313
Finite-Lived Intangible Assets, Accumulated Amortization	$ 250,000						31,250
Amortization of Intangible Assets	16,736
Shares issued for services, value	$ 75,000
CRI [Member] | Criteria One [Member]
Stock Issued, Value							200,000
Ovation Agmt 1 [Member]
Maximum Milestone Payments									$ 1,125,000
Ovation Agmt 2 [Member]
Maximum Milestone Payments									$ 18,600,000
Sothema [Member]
Maximum Milestone Payments							171,000,000
License fee received		$ 36,500					200,000
Orimed [Member]
Maximum Milestone Payments							94,500,000
License fee received							100,000
Tramorgan [Member]
Maximum Milestone Payments							$ 44,000,000
License fee received
Ovation Pharma [Member]
Revenue							$ 100,000
License fee received							$ 75,000